Fair Value Measurement - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets fair value disclosure nonrecurring basis		$ 0	$ 0	$ 0
Assets measured at fair value nonrecurring basis, loss incurred		$ 0	$ 0	$ 0
Senior Notes
Held-to-maturity investments, investment maturity date	2016-07	2016-07